Disclosure of detailed information about tax expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement [Line Items]
Current income tax expense	$ 3,298	$ 1,089	$ 23,365
Deferred Income tax recovery	(7,691)	(21,027)	4,626
Income tax(recovery)	$ (4,393)	$ (19,938)	$ 27,991